INCOME TAX AND SOCIAL CONTRIBUTION - Summary of tax losses carryforwards for which no deferred tax asset recognised (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	R$ 9,629,484	[1]
Credits (b)	627,489	[2]
Other future deductible Items	2,193,465
Total	12,450,438
Net Operating Loss, expected expirations during 2023	0
Credits, expected expirations during 2022	0
Indefinite Expiration Period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	8,901,326	[1]
Credits (b)		[2]
Other future deductible Items	2,193,465
Total	11,094,791
Definite Expiration Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	728,158	[1]
Credits (b)	627,489	[2]
Other future deductible Items
Total	R$ 1,355,647

[1]	During 2023, no significant expirations are expected; expirations would start to occur in 2024 and future periods with the majority of expirations expected to occur in 2027 and successive years.
[2]	During 2023, no significant expirations are expected; expirations would start to occur in 2024 and in future periods, with the majority of expirations occurring in 2027.